Related Party Transactions (Details 2) R$ in Millions	12 Months Ended
Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Related party transaction amount	R$ 3,259
Norte energia s.a. [member]
IfrsStatementLineItems [Line Items]
Related party	Norte Energia (NESA)
Type	Surety	[1]
Objective	Financing	[1]
Related party transaction amount	R$ 2,503	[1]
Maturity	2042	[1]
Norte Energia S.A one [member]
IfrsStatementLineItems [Line Items]
Related party	Norte Energia S.A (NESA)/Light
Type	Counter-guarantee	[2]
Objective	Financing	[2]
Related party transaction amount	R$ 72	[2]
Maturity	2042	[2]
Norte Energia S A Two [Member]
IfrsStatementLineItems [Line Items]
Related party	Norte Energia (NESA)
Type	Surety
Objective	Debentures
Related party transaction amount	R$ 684
Maturity	2030

[1]	Related to Norte Energia loans.
[2]	Counter-guarantee to Light, related to execution of guarantees of the Norte Energia loans.